INCOME TAXES - Federal income tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Tax Expense (benefit) at the Statutory Rate	$ (23,500)	$ (23,600)
State Income Taxes, Net of Federal Income Tax Benefit	(2,500)	(2,500)
Change in Valuation allowance	$ (26,000)	$ (26,100)
Total